SUBMISSION
TYPE
DOCUMENT-COUNT 1
SROS	NONE
FILER
CIK	OOOO733O2O
CCC	3#efmaag
FILER
PERIOD		03/31/2009
DOCUMENT
TYPE	13F-HR
DESCRIPTION	FORM 13F Holdings Report
TEXT		UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.)	[ ] is a restatement
					[ ] adds a new holding entries.

Institutional Investment Manager Filing this Report:

Name:		A.R. Schmeidler & Co., Inc.
Address:	500 Fifth Avenue
		14th Floor
		New York, NY 10110

13-F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of the Reporting Manager:

Name:		Peter G. Kandel, Jr.
Title:		Vice President
Phone:		212-687-9800

Signature, Place, and Date of Signing:

Peter G. Kandel, Jr.	New York, New York	May 09, 2009
Report Type (Check only one.):
[x]	13F HOLDING REPORT
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUESTED BY THE SECURITIES EXCHANGE
ACT OF 1934.
PAGE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BAC Capital Trust I 7.00% Cap                   055187207      130    11000 SH       Sole                                      11000
Goldman Sachs Grp Inc                           38144x500      924    49300 SH       Sole                                      49300
Public Svc Co OK Sr Nt Ser B                    744533605      616    24800 SH       Sole                                      24800
Freeport McMoran Copper & Gold PFD              35671d782    10491   163450 SH       Sole                                     163450
A T & T Corp                   COM              00206R102    18518   734853 SH       Sole                                     734853
Agnico Eagle Mines Ltd         COM              008474108     8952   157275 SH       Sole                                     157275
Allegheny Technologies         COM              01741R102     4118   187792 SH       Sole                                     187792
Alliant Techsystems Inc        COM              018804104      380     5675 SH       Sole                                       5675
Amerigas Partners Inc          COM              030975106     8498   300497 SH       Sole                                     300497
Anadarko Petroleum Corp        COM              032511107    24238   623241 SH       Sole                                     623241
Apache Corp                    COM              037411105     3957    61746 SH       Sole                                      61746
Barrick Gold Corp              COM              067901108    26245   809527 SH       Sole                                     809527
BHP Billiton                   COM              088606108     3669    82274 SH       Sole                                      82274
Boeing Company                 COM              097023105      493    13870 SH       Sole                                      13870
BP P.L.C.                      COM              055622104      256     6376 SH       Sole                                       6376
Bristol Myers Squibb Co        COM              110122108    11664   532120 SH       Sole                                     532120
Burlington Northern Santa Fe C COM              12189T104     2245    37324 SH       Sole                                      37324
Canadian National Railroad     COM              136375102      581    16400 SH       Sole                                      16400
Caterpillar Inc                COM              149123101      517    18503 SH       Sole                                      18503
Chesapeake Energy              COM              165167107     3500   205180 SH       Sole                                     205180
Chevron Texaco Corp            COM              166764100     1149    17095 SH       Sole                                      17095
Cliffs Natural Resources       COM              18683k101     4965   273407 SH       Sole                                     273407
Colgate-Palmolive Co           COM              194162103     8919   151215 SH       Sole                                     151215
Commercial Metals Co.          COM              201723103    19449  1683916 SH       Sole                                    1683916
Con Edison Co Of NY            COM              209115104     4133   104334 SH       Sole                                     104334
Crown Cork & Seal Co Inc       COM              228368106      250    11000 SH       Sole                                      11000
CSX Corp                       COM              126408103     2310    89370 SH       Sole                                      89370
Danaher Corp                   COM              235851102      275     5075 SH       Sole                                       5075
Deere & Co                     COM              244199105     3971   120796 SH       Sole                                     120796
Devon Energy Corp              COM              25179M103     4559   102023 SH       Sole                                     102023
Diageo Corp                    COM              25243Q205     1183    26437 SH       Sole                                      26437
Duke Energy Corp               COM              26441C105     2462   171960 SH       Sole                                     171960
Enterprise Products Partners L COM              293792107    17225   774136 SH       Sole                                     774136
Exxon Mobil Corp               COM              30231G102     2069    30379 SH       Sole                                      30379
Freeport McMoran Copper & Gold COM              35671D857      786    20624 SH       Sole                                      20624
General Dynamics Corp          COM              369550108     5612   134946 SH       Sole                                     134946
General Electric Co            COM              369604103      531    52546 SH       Sole                                      52546
General Maritime Corp          COM              y2693r101     6127   875240 SH       Sole                                     875240
Goldcorp Inc.                  COM              380956409      625    18750 SH       Sole                                      18750
Hecla Mining Co                COM              422704106     3358  1678762 SH       Sole                                    1678762
Hess Corp                      COM              42809H107     4263    78661 SH       Sole                                      78661
Hugoton Royalty Trust          COM              444717102     4159   435010 SH       Sole                                     435010
Integrys Energy Group Inc      COM              45822p105      780    29957 SH       Sole                                      29957
Intl Business Machines Corp    COM              459200101     5674    58557 SH       Sole                                      58557
Johnson & Johnson              COM              478160104     5407   102798 SH       Sole                                     102798
Marathon Oil Corp              COM              565849106    10306   392003 SH       Sole                                     392003
MDU Resources Group Inc        COM              552690109     1320    81795 SH       Sole                                      81795
Mesabi Trust                   COM              590672101      182    24550 SH       Sole                                      24550
Newmont Mining Corp            COM              651639106    36755   821167 SH       Sole                                     821167
Noble Energy                   COM              655044105      422     7832 SH       Sole                                       7832
Norfolk & Southern Corp        COM              655844108      846    25072 SH       Sole                                      25072
Northrop Grumman Corp          COM              666807102     4152    95131 SH       Sole                                      95131
Novartis AG-Sponsored ADR      COM              66987V109     4435   117222 SH       Sole                                     117222
Nucor Corp                     COM              670346105    12417   325313 SH       Sole                                     325313
Occidental Petroleum Corp      COM              674599105     2706    48629 SH       Sole                                      48629
Owens Illinois                 COM              690768403      328    22731 SH       Sole                                      22731
Pan American Silver Corp       COM              697900108      188    10800 SH       Sole                                      10800
Pepsico Inc                    COM              713448108      951    18480 SH       Sole                                      18480
Permian Basin Royalty Trust    COM              714236106     6970   696985 SH       Sole                                     696985
Potash Corp                    COM              73755L107    14869   183995 SH       Sole                                     183995
RIO Tinto PLC                  COM              767204100     1457    10870 SH       Sole                                      10870
San Juan Basin Royalty Tr      COM              798241105      545    38150 SH       Sole                                      38150
South Jersey Industries        COM              838518108      450    12850 SH       Sole                                      12850
Southern Co                    COM              842587107     2794    91255 SH       Sole                                      91255
Southern Copper Corp.          COM              84265V105      213    12250 SH       Sole                                      12250
Spectra Energy Corp            COM              847560109     1465   103639 SH       Sole                                     103639
Steel Dynamics                 COM              858119100     2074   235375 SH       Sole                                     235375
Street Tracks Gold Trust       COM              78463v107    41025   454415 SH       Sole                                     454415
Tenaris ADR                    COM              88031M109      742    36775 SH       Sole                                      36775
Union Pacific Corp             COM              907818108     3463    84239 SH       Sole                                      84239
United Technologies            COM              913017109      742    17272 SH       Sole                                      17272
USX-U S Steel Group            COM              912909108     2782   131683 SH       Sole                                     131683
Valero Energy                  COM              91913Y100     1133    63315 SH       Sole                                      63315
Weingarten Realty SBI          COM              948741103      550    57784 SH       Sole                                      57784
Xcel Energy Inc                COM              98389B100     4856   260651 SH       Sole                                     260651
XTO Energy Inc                 COM              98385X106     4112   134279 SH       Sole                                     134279
Zimmer Holdings Inc            COM              98956P102      222     6095 SH       Sole                                       6095
REPORT SUMMARY			77 DATA RECORDS              405705          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED